Overview:	12 Months Ended
Dec. 31, 2025
Overview:
Overview:

Note 1 - Overview:

Grupo Aeroportuario del Sureste, S. A. B. de C. V. (ASUR or the Company) is a Mexican company that was incorporated in April 1998 as a wholly-owned entity of the federal public government to administer, operate, maintain and exploit nine airports in the Southeast of Mexico. The nine airports are located in the following cities: Cancún, Cozumel, Mérida, Huatulco, Oaxaca, Veracruz, Villahermosa, Tapachula and Minatitlán. ASUR and its subsidiaries are collectively referred to as “the Company”, “ASUR” or “the Group”.

Aeropuerto de Cancun, S. A. de C. V. (Cancún Airport) has more than 95% stake in the following subsidiaries: Caribbean Logistic, S. A. de C. V., Cargo RF, S. A. de C. V and Cancún Airport Services, S. A. de C. V., companies providing storage services, handling services, warehousing and custody of foreign trade merchandise and the related to the premises inspected at airports concessioned to third parties, as well as Cancún Airport Services, S. A. de C. V., whose main activity is to establish and operate shops, establishments and stores for the sale of all kinds of products.

On June 1998, the Mexican Department of Communications and Transportation (SCT by its Spanish acronym) granted Grupo Aeroporturario del Sureste, S. A. B. de C. V. (the Company) the nine concessions to administrate, operate, exploit and develop the nine Southeast airports over a period of 50 years commencing on November 1, 1998. Pursuant to the Mexican General Law of National Assets, all the land, furniture and permanent fixed assets located in the airports are the property of the Mexican federal government. The term of the concessions may be extended by the parties under certain circumstances, in accordance with Article 15 of the Airports Law that establishes, among other things that 1) it had fulfilled the conditions set out in the respective title, 2) if requested before the five years of the concession’s validity begun and 3) accept the new conditions.

Through its subsidiary Cancún Airport, the Company holds 60% in Aerostar Airport Holding, LLC (Aerostar), which operates and manages Aeropuerto Internacional Luis Muñoz Marin (LMM Airport) in San Juan de Puerto Rico, and 100% the shares of Sociedad Operadora de Aeropuertos Centro Norte, S. A. (Airplan), domiciled in the city of Medellín, Colombia, who operates and administrate through a single concession (contract 8000011-OK) the following six Airports: Airport Olaya Herrera Medellín, Airport José María Córdoba from Rionegro, Airport El Caraño from Quibdó, Airport Los Garzones from Montería, Airport Antonio Roldán Betancourt from Carepa and Airport Las Brujas in Corozal.

At December 31, 2023, the Companyʼs outstanding capital stock was held by the investing public (58.02%) and has been listed in New York (NYSE) and México (BMV), Inversiones y Técnicas Aeroportuarias, S. A. P. I. de C. V. (ITA) 7.65%, CHPAF Holdings, S. A. P. I. de C. V. 20.67%, Inversiones Productivas Kierke, S. A. de C. V. 12.33% and Grupo ADO, S. A. de C. V. 1.33%. Shareholding is divided amongst different shareholders, without there being an individual or a particular group that controls the Company directly.

At December 31, 2024 and 2025, the Companyʼs outstanding capital stock was held by the investing public (57.02% and 49.36%, respectively) listed in New York (NYSE) and México (BMV), Inversiones y Técnicas Aeroportuarias, S. A. P. I. de C. V. (ITA) (7.65%) in both years, CHPAF Holdings, S. A. P. I. de C. V. 21.67%, in both years, Inversiones Productivas Kierke, S. A. de C. V. 12.33% in both years, and Grupo ADO, S. A. de C. V. 1.33% in both years, and BlackRock, Inc. 7.66% in 2025. Shareholding is divided amongst different shareholders, without there being an individual or a particular group that controls the Company directly.

1.1) Relevant event

Acquisition of ASUR Airports LLC

On December 11, 2025, our subsidiary ASUR US Commercial Airports LLC (ASUR US Commercial), a commercial company incorporated on July 14, 2025, organized under the laws of the State of Delaware, United States of America (and also a subsidiary of Cancún Airport), entered into an investment agreement to acquire the shares of URW Airports LLC (“URW Airports”), which was incorporated on February 13, 1998 in the State of Delaware and is headquartered in Los Angeles, California.

ASUR Airports LLC (formerly URW Airports) and its subsidiaries hold the rights for the development and operation of retail stores and food & beverage concessions in certain terminals of three U.S. airports: Terminal 5 of Chicago O’Hare International Airport (“ORD”); Terminals 1, 2, 3, and 6, as well as the Tom Bradley International Terminal and the Bradley West Gates Concourse of Los Angeles International Airport (“LAX”); and Terminals 1 and 8 of New York John F. Kennedy International Airport (JFK T1 and T8). ASUR Airports, LLC (ASUR Airports) holds a 100% equity interest in its subsidiaries ASUR Airports JFK T1, LLC and ASUR Airports JFK T8, LLC, which in turn hold an 81.38% equity interest in their subsidiary JFK T8 Innovation Partners, LLC, with the remaining 18.62% equity interest held by Phoenix Infrastructure Group Investments JFK T8, LLC.

In accordance with International Financial Reporting Standard 3 “Business Combinations” (IFRS 3), the acquisition is considered a business combination and, therefore, has been recorded using the purchase method established in IFRS 3. The acquisition was recorded by allocating the total of the assets acquired and liabilities assumed, based on the fair values determined at the acquisition date. The excess of the acquisition cost over the net fair values of the assets acquired and liabilities assumed has been recorded as goodwill.

The transaction resulted in the recognition of goodwill of Ps.672,538 as of the business combination date. The goodwill associated with this business combination is not deductible for income tax purposes. This goodwill is comprised of the fair value of investment properties and future economic benefits associated with the management of commercial spaces, which do not meet the identifiability criteria to be recognized separately and, therefore, remain included in goodwill.

The fair value of accounts and notes receivable considered in the combination is similar to their contractual value, and the amounts are not expected to present collectability issues.

The lease liability was determined based on the requirements of IFRS 16, considering the fixed and variable payments to be made to the LAX and JFK airport authorities and calculating the discounted value of the remaining payments, as if the lease were new. The right-of-use asset is valued at the same amount, adjusted for any favorable or unfavorable lease terms compared to market conditions. This value was also recognized as a right-of-use asset, which, following the guidelines in IAS 40, will be considered investment property and subsequently measured in accordance with that standard.

For the determination of the fair value of the non-controlling interest, comparable market values were used (based on a sample of comparable public companies). The most relevant assumptions considered were revenue multiples and result before interests, taxes, depreciation, amortizaction multiples, adjusted for the net control premium.

The following table summarizes the consideration related to ASUR Airports as of the business combination date:

Consideration paid on December 11, 2025	Ps.	5,627,122

The following presents the provisional allocation of the purchase price over the net assets acquired of ASUR Airports, LLC (formerly URW Airports) from the business combination at the acquisition date.

	Fair
	Value
Assets
CURRENT:
Cash and cash equivalents	Ps.	514,971
Other current assets		314,647
CURRENT ASSETS		829,618

NON-CURRENT:
Invesment property		12,789,029
Other assets - net		460
NON-CURRENT ASSETS		12,789,489
Total assets	Ps.	13,619,107

Liabilities
CURRENT:
Lease liabilities	Ps.	1,381,804
Other liabilities		379,311
CURRENT LIABILITIES		1,761,115

NON-CURRENT:
Lease liabilities		6,735,383
Other non current liabilities		102,715
NON-CURRENT LIABILITIES		6,838,098
Total liabilities	Ps.	8,599,213

Net assets acquired in business Combination	Ps.	5,019,894
Non-controlling interest		65,310
Goodwill at acquisition date (Note 9.1)	Ps.	672,538

The main characteristics of the fair value adjustments are described below:

Item	Concept	Methodology
Tangible Assets:

Investment Properties.	Development and management rights of commercial premises	Revenue approach (Discounted cash flows method)

Right-of-use assets	Rights from lease contracts	Revenue approach (Discounte cash flows method)

Liabilities: Lease obligations	Short-term and long-term lease liabilities	Fixed and variable payments in substance fixed discounted using an incremental rate

The projections that served as the basis for applying the methodologies described above were based on the business plans approved by the Management of ASUR Airports, LLC at the time of the acquisition, which subsequently served as the basis for the impairment analysis performed by Management as of the date of the consolidated financial statements.

The goodwill recognized by the Company represents non-separable assets arising from the growth potential and development opportunities of ASUR Airports, LLC. No contingent liabilities have arisen from this acquisition that need to be recorded; nor are there any contingent consideration agreements.

The acquisition costs amounted to approximately Ps.91,000 and were recorded in the income statement under administrative expenses.

Measurement period

As of December 31, 2025, and because sufficient information was not available at the acquisition date to measure the provisional allocation of the purchase price, the Company determined and recognized provisional amounts until the necessary information becomes available. Consequently, the amounts recognized for these items are provisional and may change within the measurement period (which does not exceed one year from the acquisition date) as additional information becomes available regarding facts and circumstances existing at the acquisition date.

The accounting treatment of the business acquisition remains provisional, as the Company is in the process of obtaining sufficient information to determine the corresponding tax bases, primarily regarding deferred taxes associated with the investment properties. Consequently, the amount of deferred tax will be assessed once the relevant information is available within the measurement period permitted by IFRS 3. This adjustment will be recognized retrospectively against goodwill if it reflects information obtained about the facts and circumstances existing at the acquisition date.

Pursuant to the purchase agreement between URW Airports (seller) and ASUR US Commercial (buyer), the buyer may request an adjustment to working capital from the seller. This adjustment would impact the transaction price, and the buyer would be required to pay or receive the amount determined by this adjustment, based on evidence available 90 days after the closing date of the transaction. Any adjustment to the measurement period will be recognized retrospectively as if it had been recognized at the acquisition date and will result in corresponding adjustments to goodwill.

Pro Forma Financial Information ASUR Airports, LLC (formerly URW Airports):

If ASUR Airports, LLC had been consolidated as of January 1, 2025, the consolidated statement of comprehensive income would have included revenues from ordinary activities of Ps.2,063,865 and net income of Ps.711,233.

1.2. Sustainability and Climate

In 2022, the Sustainability Committee was created, chaired by an independent director who supports the Board in ESG-related decisions. Its functions include: overseeing the sustainability strategy, reviewing and recommending targets, monitoring mitigation/adaptation initiatives, and reviewing the sustainability report prior to publication.

The Company carried out the identification of priority risks mainly associated with the interaction of airport operations with the environmental and regulatory context. These include risks linked to ecosystem pressures that could result in operational disruptions, as well as risks of non-compliance with applicable environmental regulations that could lead to sanctions, operational restrictions, or impacts on concessions.

Although these risks are considered relevant from a sustainability and business management perspective, none of them have materialized to date with a significant financial impact on the Company. Additionally, relevant issues have been identified from a regulatory and operational perspective which, although not considered financially material within the evaluated horizon, are continuously monitored as part of the Company’s risk management system.

Risks. The Company identified extreme heat as the main physical risk due to its impact on energy consumption associated with air conditioning systems. Hurricanes also represent a relevant risk for specific airports, particularly Cancún and San Juan. Regarding transition risks, priority risks include the increase in airlines’ operating costs, with potential impact on passenger demand, as well as higher electricity costs and the obligation to integrate renewable energy.

The Company evaluated the measures and actions implemented regarding sustainability and climate change and determined that their financial effects are already incorporated in the accounting estimates and judgments reflected in the financial statements, with no additional material impacts identified.